Equity-Based Compensation Plans And Employee Benefit Plans (Assumptions Used To Determine Fair Value Of Rights) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Risk-free interest rate, Minimum	0.00%	0.00%	0.00%
Risk-free interest rate, Maximum	0.07%	0.07%	0.07%
Expected unit price volatility	39.30%	39.30%	39.30%
Expected future distribution yield	5.00%	5.00%	5.00%
Maximum [Member]
Expected life of rights (in years), Minimum	1 year	1 year	1 year